American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486-9447
Fax (213) 486-9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

January 26, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 52 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 52 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 due to the addition of two new funds: Global Balanced Fund and Mortgage Fund. We propose that they become effective on May 1, 2011 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to May 1 in order to update certain data and exhibits for the new funds.

If you have any questions about the enclosed, please telephone Michael Triessl at 213/615-4024 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Rebecca Marquigny
United States Securities and Exchange Commission Division of Investment Management -
Office of Insurance Products